Leases - Lease liability maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 1,982	£ 2,345
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	296
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	252
Two to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	208
Three to four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	186
Four to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	165
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	565
Greater than ten years [member[]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 310